PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED NOVEMBER 10, 2010
TO THE PROSPECTUS DATED NOVEMBER 24, 2009

The following information supplements the information found in the prospectus for the Global X Funds.

The following fund is available for purchase:

Global X FTSE Norway 30 ETF

The following funds are not operational and unavailable for purchase:

Global X FTSE Denmark 30 ETF

Global X FTSE Finland 30 ETF

Global X FTSE Poland 30 ETF

Global X FTSE United Arab Emirates 20 ETF

Global X Emerging Africa NR-40 ETF

Global X Pakistan KSE-30 ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE